Fees Summary	Mar. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 15,107,000,000.00
Total Fee Amount	2,086,276.70
Total Offset Amount	0.00
Net Fee	$ 2,086,276.70
Offering Table N/A
Offset Table N/A	N/A